United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment  [x ]; Amendment Number: 1
This Amendment (Check only one):	[  ] is a restatement
					[x ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Fidelity Management & Research Company
Address:	82 Devonshire Street
		Boston, MA  02109


13F File Number:	28-450

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information Contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Scott C. Goebel
Title:	Senior Vice President and General Counsel,
        Fidelity Management & Research Company
Phone:	617-563-0371
Signature, Place, and Date of Signing:


/s/ Scott C. Goebel      	Boston, MA	May 28, 2009

Report Type (Check only one.):
[  ]		13F HOLDINGS REPORT.

[ X] 		13F NOTICE

[  ]		13F COMBINATION REPORT


List of other managers reporting for this manager:

28-451 FMR LLC



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		0

Form 13F Information Table Value Total:		$0	(x1000)

List Of Other Included Managers:

NONE